JPMorgan International Equity Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.1%
Australia — 4.4%
Medibank Pvt Ltd.	11,795	38,552
QBE Insurance Group Ltd.	4,636	68,766
Rio Tinto Ltd.	401	28,485
Rio Tinto plc	653	38,887
Telstra Group Ltd.	16,439	52,393
		227,083
Austria — 0.8%
Erste Group Bank AG	450	41,188
Belgium — 1.2%
KBC Group NV	601	62,643
Denmark — 1.8%
Carlsberg A/S, Class B (a)	238	29,678
Novo Nordisk A/S, Class B	688	31,964
Novonesis Novozymes B (a)	515	33,327
		94,969
Finland — 1.4%
Nordea Bank Abp	5,094	74,336
France — 13.1%
Air Liquide SA	416	81,868
Arkema SA	341	23,220
BNP Paribas SA	667	60,784
Capgemini SE	224	33,340
Cie Generale des Etablissements Michelin SCA	1,620	57,646
Engie SA	2,823	63,447
Legrand SA	730	107,823
Safran SA	406	134,041
TotalEnergies SE	954	56,730
Vinci SA	394	54,672
		673,571
Germany — 9.3%
Allianz SE (Registered)	172	67,897
Deutsche Boerse AG	162	46,969
Deutsche Telekom AG (Registered)	1,808	64,860
Infineon Technologies AG	1,637	64,301
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	133	87,048
SAP SE	151	43,035
Siemens AG (Registered)	418	106,580
		480,690
Hong Kong — 2.2%
AIA Group Ltd.	8,634	80,505
Hong Kong Exchanges & Clearing Ltd.	648	35,080
		115,585
Ireland — 0.6%
Kingspan Group plc	405	33,606

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — 1.8%
UniCredit SpA	1,253	92,199
Japan — 18.5%
Ajinomoto Co., Inc.	2,338	61,860
Hitachi Ltd.	2,004	61,327
Hoya Corp.	558	70,424
IHI Corp.	573	63,852
ITOCHU Corp.	1,462	76,665
Kao Corp.	1,616	72,732
Keyence Corp.	126	45,433
Mitsubishi UFJ Financial Group, Inc.	6,083	83,842
Mitsui Fudosan Co. Ltd.	6,139	54,876
Nintendo Co. Ltd.	470	39,249
Recruit Holdings Co. Ltd.	732	43,454
Sony Group Corp.	5,566	133,871
Suzuki Motor Corp.	4,741	52,088
Terumo Corp.	2,649	44,916
Tokio Marine Holdings, Inc.	1,214	48,750
		953,339
Netherlands — 4.6%
ASML Holding NV	122	84,738
Heineken NV	527	41,350
Koninklijke Ahold Delhaize NV	1,326	52,379
Koninklijke KPN NV	12,742	56,923
		235,390
Singapore — 3.0%
DBS Group Holdings Ltd.	3,076	112,887
Sea Ltd., ADR *	256	40,134
		153,021
Spain — 3.8%
Banco Santander SA	8,811	75,691
Iberdrola SA	4,735	83,225
Industria de Diseno Textil SA	767	36,658
		195,574
Sweden — 3.0%
Atlas Copco AB, Class A	3,376	51,408
Volvo AB, Class B	3,514	100,912
		152,320
Switzerland — 2.5%
Cie Financiere Richemont SA (Registered)	326	53,285
Lonza Group AG (Registered)	105	73,128
		126,413
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	244	59,031

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 15.1%
3i Group plc	2,197	120,063
AstraZeneca plc	763	111,271
BAE Systems plc	1,714	40,894
Compass Group plc	1,786	62,770
Diageo plc	1,105	26,785
InterContinental Hotels Group plc	307	35,344
London Stock Exchange Group plc	554	67,504
NatWest Group plc	10,064	69,862
Next plc	408	66,164
RELX plc	1,609	83,537
Sage Group plc (The)	2,955	47,450
SSE plc	1,789	43,854
		775,498
United States — 6.9%
Nestle SA (Registered)	1,074	93,824
Novartis AG (Registered)	735	83,655
Sanofi SA	671	60,223
Shell plc	3,218	115,647
		353,349
Total Common Stocks (Cost $3,608,706)		4,899,805
Short-Term Investments — 2.0%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (b) (c) (Cost $97,670)	97,651	97,671
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)(Cost $4,281)	4,281	4,281
Total Short-Term Investments (Cost $101,951)		101,952
Total Investments — 97.1% (Cost $3,710,657)		5,001,757
Other Assets in Excess of Liabilities — 2.9%		150,055
NET ASSETS — 100.0%		5,151,812

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $3,959.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.5%
Insurance	7.8
Pharmaceuticals	5.7
Capital Markets	5.4
Machinery	4.3
Semiconductors & Semiconductor Equipment	4.2
Aerospace & Defense	3.5
Diversified Telecommunication Services	3.5
Oil, Gas & Consumable Fuels	3.4
Industrial Conglomerates	3.4
Food Products	3.1
Chemicals	2.8
Household Durables	2.7
Electric Utilities	2.5
Professional Services	2.5
Health Care Equipment & Supplies	2.3
Electrical Equipment	2.2
Hotels, Restaurants & Leisure	2.0
Beverages	2.0
Software	1.8
Entertainment	1.6
Trading Companies & Distributors	1.5
Life Sciences Tools & Services	1.5
Personal Care Products	1.5
Metals & Mining	1.3
Broadline Retail	1.3
Multi-Utilities	1.3
Automobile Components	1.1
Real Estate Management & Development	1.1
Construction & Engineering	1.1
Textiles, Apparel & Luxury Goods	1.1
Consumer Staples Distribution & Retail	1.0
Automobiles	1.0
Others (each less than 1.0%)	3.0
Short-Term Investments	2.0

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$227,083	$—	$227,083
Austria	—	41,188	—	41,188
Belgium	—	62,643	—	62,643
Denmark	—	94,969	—	94,969
Finland	—	74,336	—	74,336
France	—	673,571	—	673,571
Germany	—	480,690	—	480,690
Hong Kong	—	115,585	—	115,585

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$33,606	$—	$33,606
Italy	—	92,199	—	92,199
Japan	—	953,339	—	953,339
Netherlands	—	235,390	—	235,390
Singapore	40,134	112,887	—	153,021
Spain	—	195,574	—	195,574
Sweden	—	152,320	—	152,320
Switzerland	—	126,413	—	126,413
Taiwan	59,031	—	—	59,031
United Kingdom	—	775,498	—	775,498
United States	—	353,349	—	353,349
Total Common Stocks	99,165	4,800,640	—	4,899,805
Short-Term Investments
Investment Companies	97,671	—	—	97,671
Investment of Cash Collateral from Securities Loaned	4,281	—	—	4,281
Total Short-Term Investments	101,952	—	—	101,952
Total Investments in Securities	$201,117	$4,800,640	$—	$5,001,757
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$90,815	$1,049,220	$1,042,351	$(21)	$8	$97,671	97,651	$2,983	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	73,806	409,225	478,750	—	—	4,281	4,281	735	—
Total	$164,621	$1,458,445	$1,521,101	$(21)	$8	$101,952		$3,718	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.